Other Financial Liabilities - Summary of Other Obligations (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 01, 2016
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 6,124	$ 35,667	$ 6,124	$ 75,004
December 31, 2017	56,877	184,068	56,877	230,912
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,199	9,709	1,199	34,755
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	4,925	25,958	4,925	40,249
One to two years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	5,372	30,306	5,372	59,854
Two to three years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	5,178	30,237	5,178	48,287
Three to four years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	4,855	29,498	4,855	39,218
Four to five years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	4,356	28,898	4,356	27,788
Over five years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 37,116	$ 65,129	$ 37,116	55,765
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	6.10%	6.13%	6.08%
December 31, 2017	$ 2,558	$ 2,345	$ 2,558	2,562
December 31, 2017	$ 8,932	6,448	8,932	9,454
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	10.43%
December 31, 2017				9,012
December 31, 2017				42,358
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	7.85%
December 31, 2017				5,418
December 31, 2017				12,058
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	52.56%
December 31, 2017				25
December 31, 2017				2,736
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 643	643	643	788
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				1,901
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Less than 90 Days [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				1,340
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,915	1,702	1,915	1,774
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				7,111
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				4,078
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | More than 90 Days [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				25
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,375	2,144	2,375	2,097
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				10,129
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | One to two years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				5,359
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,181	1,828	2,181	1,948
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				10,129
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Two to three years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				5,359
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,858	1,336	1,858	1,788
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				10,129
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Three to four years [Member] | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				1,340
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Four to five years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	1,359	736	1,359	1,523
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				6,847
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Eletrobras | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 1,159	$ 404	$ 1,159	2,098
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				5,124
Enel Distribución Ceará S.A. (ex Coelce S.A.) [Member] | Brazil [Member] | Over five years [Member] | Banco do Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				2,736
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign	Foreign	Foreign
Nominal Interest Rate	0.25%	0.25%	0.25%
December 31, 2017	$ 3,010	$ 2,938	$ 3,010	3,033
December 31, 2017	47,945	48,913	47,945	46,355
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		762
Enel Generación Costanera S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	3,010	2,176	3,010	3,033
Enel Generación Costanera S.A. [Member] | Argentina [Member] | One to two years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,997	3,000	2,997	3,019
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Two to three years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,997	3,000	2,997	3,019
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Three to four years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,997	3,000	2,997	3,019
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Four to five years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	2,997	3,000	2,997	3,019
Enel Generación Costanera S.A. [Member] | Argentina [Member] | Over five years [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 35,957	$ 36,913	$ 35,957	34,279
Celg Distribuicao SA [Member] | Brazil [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 017/2004 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		7.00%
December 31, 2017		$ 306
Celg Distribuicao SA [Member] | Brazil [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		7.00%
December 31, 2017		$ 1,220
Celg Distribuicao SA [Member] | Brazil [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		7.00%
December 31, 2017		$ 974
December 31, 2017		$ 4,631
Celg Distribuicao SA [Member] | Brazil [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		6.80%
December 31, 2017		$ 5,921
December 31, 2017		$ 26,208
Celg Distribuicao SA [Member] | Brazil [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		10.20%
December 31, 2017		$ 14,016
December 31, 2017		$ 62,631
Celg Distribuicao SA [Member] | Brazil [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.		Foreign
Nominal Interest Rate		12.78%
December 31, 2017		$ 7,947
December 31, 2017		35,237
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 017/2004 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		112
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		447
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		318
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		1,480
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		3,766
Celg Distribuicao SA [Member] | Brazil [Member] | Less than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		2,181
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 017/2004 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		194
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 149/2006 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		773
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		656
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		4,441
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		10,250
Celg Distribuicao SA [Member] | Brazil [Member] | More than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		5,766
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		842
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		2,967
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		13,665
Celg Distribuicao SA [Member] | Brazil [Member] | One to two years [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		842
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		3,214
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		13,665
Celg Distribuicao SA [Member] | Brazil [Member] | Two to three years [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		842
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		2,967
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		13,665
Celg Distribuicao SA [Member] | Brazil [Member] | Three to four years [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		842
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		2,967
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		13,665
Celg Distribuicao SA [Member] | Brazil [Member] | Four to five years [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,688
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | Centrais Eletricas Brazileiras Ebras_ECF - 232/2008 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		1,263
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | Mutuo Celg Par412113762014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		14,093
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		7,971
Celg Distribuicao SA [Member] | Brazil [Member] | Over five years [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017		$ 4,485
Hidroinvest S.A. [Member] | Argentina [Member] | Other [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign		Foreign
Nominal Interest Rate	2.53%		2.53%
December 31, 2017	$ 556		$ 556	551
Hidroinvest S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Other [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017	$ 556		$ 556
Hidroinvest S.A. [Member] | Argentina [Member] | More than 90 Days [Member] | Other [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				551
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	9.17%
December 31, 2017				29,323
December 31, 2017				107,180
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				6,574
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				22,749
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				31,509
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				26,620
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				21,730
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				15,793
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil [Member] | Over five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				11,528
Enel Cien S.A. [Member] | Brazil [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	8.33%
December 31, 2017				1,231
December 31, 2017				4,242
Enel Cien S.A. [Member] | Brazil [Member] | Less than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				303
Enel Cien S.A. [Member] | Brazil [Member] | More than 90 Days [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				928
Enel Cien S.A. [Member] | Brazil [Member] | One to two years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				1,212
Enel Cien S.A. [Member] | Brazil [Member] | Two to three years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				1,212
Enel Cien S.A. [Member] | Brazil [Member] | Three to four years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				1,212
Enel Cien S.A. [Member] | Brazil [Member] | Four to five years [Member] | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				606
Enel Argentina S.A. [Member] | Argentina [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	32.75%
December 31, 2017				34
Enel Argentina S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				34
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Taxpayer ID No.	Foreign
Nominal Interest Rate	23.59%
December 31, 2017				23,815
December 31, 2017				6,529
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | Less than 90 Days [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				23,815
Enel Generacion El Chocon S.A. [Member] | Argentina [Member] | One to two years [Member] | Other [Member] | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
December 31, 2017				$ 6,529